Share-Based Compensation (Schedule of Expense Recognized) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 1,673	$ 1,322	$ 1,234
Cost of revenues [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	153	115	226
Research and development [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	333	179	375
Selling and marketing [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	0	3	40
General And Administrative Expenses [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 1,187	$ 1,025	$ 593